UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811- 21575

              Bryce Capital Funds – Bryce Capital Growth Series

(Exact name of registrant as specified in charter)

              2 Thornell Road, Pittsford, NY                            14534

(Address of principal executive offices)               (Zip code)

              Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         585-381-2990

Date of fiscal year end:  6/30

Date of reporting period:03/31/2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Bryce Capital Funds
Bryce Capital Growth Series
Schedule of Investments (unaudited)
March 31, 2005
	Shares	Value
COMMON STOCK - 100%
Consumer Discretionary - 21.3%
Ameristar Casinos, Inc.+	1350	73,818
Chicos FAS, Inc.+	2425	68,531
Pacific Sunwear of California, Inc.+	2200	61,556
Quicksilver, Inc.+	2400	69,672
Reebok International Ltd.	1375	60,913
Starbucks Corp.+	1100	56,826
Target Corp.	950	47,519

TOTAL CONSUMER DISCRETIONARY		438,834

Consumer Staples - 6.4%
CBRL Group, Inc.	1625	67,113
Constellation Brands, Inc.+	1200	63,444

TOTAL CONSUMER STAPLES		130,557

Energy - 11.1%
Grant Prideco, Inc.+	3275	79,124
Nabors Industries Ltd.+	1275	75,404
Precision Drilling Corp.+	975	72,794

TOTAL ENERGY		227,321

Financials - 11.6%
Bear Stearns, Inc.	550	54,945
Brown & Brown, Inc.	1400	64,526
Morgan Stanley	1050	60,113
WR Berkley Corp.	1200	59,520

TOTAL FINANCIALS		239,104

Health Care - 20.6%
Cerner Corp.+	1300	68,263
Coventry Health Care+	975	66,437
Fisher Scientific International, Inc.+	775	44,113
Genzyme Corp.+	875	50,085
Invitrogen Corp.+	900	62,280
Laboratories Corporation of America Holdings+	1150	55,430
LifePoint Hospitals, Inc.+	1775	77,816

TOTAL HEALTH CARE		424,424

Industrials - 10.7%
Ametek, Inc.	1725	$ 69,431
L-3 Communications Holdings, Inc.	975	69,245
Old Dominion Freight Line, Inc.+	1375	42,831
Tyco International Ltd.	1150	38,870

TOTAL INDUSTRIALS		220,377

Information Technology - 13.4%
Adobe Systems, Inc.	1000	67,170
Apple Computer, Inc.+	1525	63,547
Cognizant Technology Solutions Corp.+	1375	63,525
Marvell Technologies, Inc.+	2125	81,473

TOTAL INFORMATION TECHNOLOGY		275,714

Materials - 2.8%
Ball Corp.	1375	57,035

TOTAL COMMON STOCK (COST $1,937,855)		2,013,365

NET OTHER ASSETS		41,018

TOTAL INVESTMENTS IN SECURITIES - 100.0%		$ 2,054,383
(cost $1,978,873)*

TOTAL NET ASSETS - 100%		$ 2,054,383

+Non-income producing security

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation		99,023
Gross Unrealized Depreciation		(24,514)

Net Unrealized Appreciation (Depreciation)		$ 75,509
The Fund's schedule of investments as of the date on the cover of this report has not been audited.
This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please visit brycefunds.com or call the Bryce Funds at 1-866-62BRYCE for a free copy of the Fund's most recent prospectus and semi-annual report.

Item 2. Controls and Procedures.

(a)         Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bryce Capital Funds

By (Signature and Title)

*/s/ Edmond D. Sheidlower

       Edmond D. Sheidlower, President

Date      05/11/05

By (Signature and Title)

*/s/ Dennis E. .Lohouse, CFA

       Dennis E. Lohouse, CFA, Treasurer

Date      05/11/05

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811- 21575

              Bryce Capital Funds – Bryce Capital Value Series

(Exact name of registrant as specified in charter)

              2 Thornell Road, Pittsford, NY                            14534

(Address of principal executive offices)               (Zip code)

              Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         585-381-2990

Date of fiscal year end:  6/30

Date of reporting period:03/31/2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Bryce Capital Funds
Bryce Capital Value Series
Schedule of Investments (unaudited)
March 31, 2005

	Shares	Value
COMMON STOCK - 100%
Consumer Discretionary - 13.4%
American Eagle Outfitters, Inc.	1560	46,098
Carter's, Inc.+	1250	49,688
Finish Line, Inc.+	2175	50,351
O'Reilly Automotive, Inc.+	900	44,577
Oakley, Inc.+	3750	48,075
Sonic Corp.+	1475	49,265
Timberland Co.+	725	51,424

TOAL CONSUMER DISCRETIONARY		339,478

Consumer Staples - 3.8%
Ralcorp Holdings, Inc.+	1100	52,085
Steiner Leisure Ltd.+	1350	44,132

TOTAL CONSUMER STAPLES		96,217

Energy - 16.4%
ATP Oil & Gas Corp.+	2300	49,772
Cal Dive International, Inc.+	1025	46,433
EOG Resources Inc.+	1000	48,740
Nabors Industries Ltd.+	900	53,226
National Oilwell Varco, Inc.+	1087	50,763
Oil States International, Inc.+	2250	46,238
Range Resources Corp.+	2300	53,728
Vintage Petroleum, Inc.	2125	66,853

TOTAL ENERGY		415,751

Financials - 11.8%
AG Edwards, Inc.	1125	50,400
Axis Capital Holdings Ltd.+	1800	48,672
Bear Stearns, Inc.	500	49,950
Lehman Brothers Holdings	570	53,671
Providan Financial Corp.+	2950	50,622
Raymond James Financial, Inc.	1500	45,450

TOTAL FINANCIALS		298,765

Health Care - 21.2%
Abbott Labs	975	45,455
Beckman Coulter, Inc.	650	43,193
Becton Dickinson Co.	840	49,073
Beverly Enterprises, Inc.+	3975	49,211
Community Health Systems, Inc.+	1510	52,714
Davita, Inc.+	975	40,804
HCA Healthcare Co.	1050	56,249
Invitrogen Corp.+	650	44,980
McKesson, Inc.	1325	50,019
Sierra Health Services, Inc.+	800	51,072
UnitedHealth Group, Inc.+	575	54,844

TOTAL HEALTH CARE		537,611

Industrials - 9.7%
Ametek ,Inc.	1175	$ 47,294
Engineered Support Systems, Inc.	800	42,816
LaBarge, Inc.+	3875	50,724
Precision Castparts Corp.	660	50,827
Toro Co.+	600	53,100

TOTAL INDUSTRIALS		244,760

Information Technology - 8.7%
Activision, Inc.+	2533	37,488
Amphenol Corp.+	1095	40,559
Komag, Inc.+	2200	49,170
Take Two International Software, Inc.+	1200	46,920
Thomas & Betts Corp.+	1400	45,220

TOTAL INFORMATION TECHNOLOGY		219,357

Materials - 7.4%
Ball Corp.	1050	43,554
Dow Chemical Co.+	950	47,358
Headwaters, Inc.+	1475	48,410
Monsanto Co.	745	48,053

TOTAL MATERIALS		187,374

Telecommunication Services - 1.6%
J2 Global Commumnications, Inc.+	1150	39,457

Transportation - 1.9%
OMI Corp.+	2550	48,833

TOTAl COMMON STOCK (COST $2,296,336)		2,427,606

NET OTHER ASSETS		107,568

TOTAL INVESTMENTS IN SECURITIES - 100%		$ 2,535,174
(cost $2,403,904)

TOTAL NET ASSETS - 100.0%		$ 2,535,174

+Non-income producing security

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation		163,893
Gross Unrealized Depreciation		(32,623)

Net Unrealized Appreciation (Depreciation)		$ 131,270

The Fund's schedule of investments as of the date on the cover of this report has not been audited.
This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please visit brycefunds.com or call the Bryce Funds at 1-866-62BRYCE for a free copy of the Fund's most recent prospectus and semi-annual report.

Item 2. Controls and Procedures.

(a)         Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bryce Capital Funds

By (Signature and Title)

*/s/ Edmond D. Sheidlower

       Edmond D. Sheidlower, President

Date      05/11/05

By (Signature and Title)

*/s/ Dennis E. Lohouse, CFA

       Dennis E. Lohouse, CFA, Treasurer

Date      05/11/05